Pension and Other Postretirement Benefits - Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ (4,079)	$ (59,176)	$ 57,539
Amortization of prior service cost	(175)	(959)	(1,155)
Amortization of net actuarial loss	(34,818)	(44,597)	(37,830)
Prior service cost	0	0	0
Regulatory adjustment	28,232	88,194	(7,435)
Recognized in other comprehensive (income) loss	(10,840)	(16,538)	11,119
Net periodic benefit costs recognized in net income	47,226	57,397	56,291
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	36,386	40,859	67,410
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	11,049	(54,892)	45,665
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	(32,468)	(41,955)	(36,025)
Prior service cost	0	0	0
Regulatory adjustment	19,062	86,196	(3,956)
Recognized in other comprehensive (income) loss	(2,357)	(10,651)	5,684
Net periodic benefit costs recognized in net income	41,671	51,194	50,583
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	39,314	40,543	56,267
SERP
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(6,133)	(3,245)	7,240
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	(2,350)	(2,642)	(1,805)
Prior service cost	0	0	0
Regulatory adjustment	0	0	0
Recognized in other comprehensive (income) loss	(8,483)	(5,887)	5,435
Net periodic benefit costs recognized in net income	4,215	4,599	3,798
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	(4,268)	(1,288)	9,233
PBOP
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(8,995)	(1,039)	4,634
Amortization of prior service cost	(175)	(959)	(1,155)
Amortization of net actuarial loss	0	0	0
Prior service cost	0	0	0
Regulatory adjustment	9,170	1,998	(3,479)
Recognized in other comprehensive (income) loss	0	0	0
Net periodic benefit costs recognized in net income	1,340	1,604	1,910
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$ 1,340	$ 1,604	$ 1,910